The Company and Summary of Significant Accounting Policies (Details) - Schedule of estimated future amortization expense - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Estimated Future Amortization Expense [Abstract]
2023	$ 823	$ 2,099
2024	3,289	2,099
2025	28	2,011
2026	28	28
2027	10	10
Thereafter	31	31
Finite lived intangible assets, net	$ 4,209	$ 6,278	$ 8,355